Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Raw materials and work in progress	[1]	$ 2,692	$ 2,636
Finished goods		622	907
Total		$ 3,314	$ 3,543

[1]	A part of the raw materials and work in progress are expected to be sold in a period longer than the operating cycle of the Company.